Nature of Business and Organization (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 24, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) brand country	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of brands in diverse portfolio (more than) | brand		125
Number of countries in which entity operates (more than) | country		90
Subsidiary, Sale of Stock [Line Items]
Amount transferred to parent		$ 3,991.3	$ 0.0	$ 0.0
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	72,335,000
Percentage of total outstanding shares	19.80%
Price per share (usd per share) | $ / shares	$ 24
Total net proceeds, after underwriting discounts and commissions	$ 1,700.0
Payments made to date		4,200.0
Amount transferred to parent		$ 4,000.0